Note 19 - Debt Facilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about debt activity explanatory [text block]
	Convertible Debentures (a)	Revolving Credit Facility (b)	Scotia Debt Facilities (c)	Primero Debt Facilities (d)	Total
Balance at December 31, 2016	$—	$—	$43,938	$—	$43,938
Interest and accretion expense	—	—	2,206	—	2,206
Repayments of principal	—	—	(12,726)	—	(12,726)
Repayments of finance costs	—	—	(1,649)	—	(1,649)
Balance at December 31, 2017	$—	$—	$31,769	$—	$31,769
Net proceeds from debt financing	151,079	34,006	—	—	185,085
Acquired from Primero (Note 4)	—	—	—	106,111	106,111
Portion allocated to equity reserves	(26,252)	—	—	—	(26,252)
Finance costs
Interest expense	2,738	1,170	529	—	4,437
Accretion	4,978	419	555	—	5,952
Repayments of principal	—	(16,000)	(32,072)	(106,111)	(154,183)
Repayments of finance costs	(1,736)	(890)	(781)	—	(3,407)
Balance at December 31, 2018	$130,807	$18,705	$—	$—	$149,512

Statements of Financial Position Presentation
Current portion of debt facilities	$—	$—	$12,464	$—	$12,464
Non-current portion of debt facilities	—	—	19,305	—	19,305
Balance at December 31, 2017	$—	$—	$31,769	$—	$31,769
Current portion of debt facilities	$1,002	$279	$—	$—	$1,281
Non-current portion of debt facilities	129,805	18,426	—	—	148,231
Balance at December 31, 2018	$130,807	$18,705	$—	$—	$149,512